RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

29.	RELATED PARTY TRANSACTIONS

Net (expenses) income (due to) from related parties:

(in thousands of $)	2011	2010	2009
Frontline Ltd. and subsidiaries ("Frontline") (a)	(972)	(984)	(261)
Seatankers Management Company Limited ("Seatankers") (a)	(64)	(62)	(82)
Ship Finance AS ("Ship Finance") (a)	190	161	195
Bluewater Gandria (b)	125	—	—
Golar Wilhelmsen (b)	(2,816)	—	—
World Shipholding (c)	(2,302)	(532)	—

Receivables (payables) from related parties:

(in thousands of $)	2011	2010
World Shipholding
- Loan (c)	(80,000)	(10,000)
- Other (d)	(21,134)	—
Frontline	181	(278)
Seatankers	(44)	(62)
Ship Finance	48	124
Bluewater Gandria	125	—
	(100,824)	(10,216)

a)
Net expense/income from Frontline, Seatankers and Ship Finance comprise fees for management support, corporate and insurance administrative services, net of income from supplier rebates and income from the provision of serviced offices and facilities.   Receivables and payables with related parties comprise primarily of unpaid management fees, advisory and administrative services.  In addition, certain receivables and payables arise when the Company pays an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears.   Frontline, Seatankers and Ship Finance and World Shipholding are each subject to significant influence or the indirect control of Trusts established by our chairman, John Fredriksen, for the benefit of his immediate family.

b)
As of December 31, 2011 the Company had a 50% and 60% equity interests in Bluewater Gandria and Golar Wilhelmsen, respectively, which it accounts for using the equity method (see note 11).  The charges to Bluewater relate to agency fees.  While Golar Wilhelmsen recharges management fees in relation to provision of technical and ship management services.

c)
World Shipholding revolving credit facility - In June 2009, the Company entered into an $80 million revolving credit facility with the Company's major shareholder, World Shipholding. The interest was fixed at 8% per annum with a commitment fee of 0.75% on any undrawn amounts available under the facility.  The facility was due to expire in June 2011.  In March 2011, the outstanding balance under the facility of $10 million was repaid.  In April 2011, the Company entered into a new $80 million revolving credit facility with a company related to World Shipholding.  The facility bears interest at LIBOR plus 3.5% together with a commitment fee of 0.75% of any undrawn portion of the credit facility (see note 23 for detail).

For each of the years ended December 31, 2011, 2010 and 2009, included within net expenses due to World Shipholding, include loan interest and commitment fees of $1.9 million, $0.3 million and $nil, respectively.

As of December 31, 2011, World Shipholding, which is indirectly controlled by Trusts established by John Fredriksen for the benefit of his immediate family, owned 46% (2010: 45.80%) of Golar.

d)
Unpaid dividends to World Shipholding – As of December 31, 2011, $21.1 million was outstanding in respect of unpaid dividends relating to the second and third quarters of 2011.  The interest incurred on the unpaid dividends was $0.1 million for the year ended December 31, 2011.

Dividends to non-controlling interests

(in thousands of $)	2011	2010	2009
Faraway Maritime Shipping Company	2,400	3,120	1,360
Golar Partners	10,132	—	—
	12,532	3,120	1,360

Faraway Maritime Shipping Company owns the vessel, the Golar Mazo.  Golar holds a 60% equity interest in the Company, with the remaining 40% interest held by CPC Corporation, Taiwan.

In April 2011, the Company's ownership of its subsidiary, Golar Partners reduced to 65% following the completion of its IPO (see note 26).  Accordingly, since its IPO, Golar Partners has made quarterly distributions of which $10.1 million were declared and paid in 2011 to non-controlling interests.

Refer to note 26 for discussion of transactions relating to the Company's listed subsidiaries.